Exhibit 99.2

EXECUTION VERSION

August 27, 2019

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2019-2 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas
corporation

By:	/s/ John Tacia
Name:	John Tacia
Title:	Vice President
Date:	August 27, 2019

Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or apparent non-HOA)	Date of Updated Designation
p21-0116	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p21-0249	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p21-0251	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p21-0266	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p21-0271	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0363	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0374	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0383	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0394	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0423	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0444	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0460	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0465	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0482	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0491	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0499	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0522	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0545	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0561	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0586	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0595	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0603	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0622	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0627	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0639	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0642	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-0655	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1418	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1509	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1661	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1734	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1935	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-1987	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-2006	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p29-2014	CA	HOA Discrepancy	Non-HOA	27-Aug-19
p30-0106	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-0822	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-0977	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1007	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1010	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1022	FL	HOA Discrepancy	Non-HOA	27-Aug-19

6

p30-1025	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1027	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1037	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1048	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1052	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1055	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1058	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1064	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1068	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1088	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1094	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1098	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1109	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1140	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1148	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1176	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1185	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1204	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1227	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1233	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1274	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1282	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1291	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1301	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1303	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1320	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1329	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1335	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1342	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1348	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1349	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1357	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1361	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1383	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1482	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1498	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1512	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-1525	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-5107	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p30-5185	FL	HOA Discrepancy	Non-HOA	27-Aug-19
p33-0455	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p33-0520	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p33-0552	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p33-0617	IL	HOA Discrepancy	Non-HOA	27-Aug-19
p34-0138	WA	HOA Discrepancy	Non-HOA	27-Aug-19
p34-0291	WA	HOA Discrepancy	Non-HOA	27-Aug-19
p34-0311	WA	HOA Discrepancy	Non-HOA	27-Aug-19

7

p36-0359	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0369	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0396	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0413	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0457	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0470	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0476	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0479	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0504	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0533	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0536	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0581	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0585	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0589	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0625	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-0632	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-1838	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-2347	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-2896	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p36-2951	CO	HOA Discrepancy	Non-HOA	27-Aug-19
p37-0095	IN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0194	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0230	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0252	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0302	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0315	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0318	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0348	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0350	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-0363	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-1617	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-2111	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p38-2192	MN	HOA Discrepancy	Non-HOA	27-Aug-19
p39-0025	VA	HOA Discrepancy	Non-HOA	27-Aug-19
p39-0154	VA	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0079	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0150	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0156	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0167	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0173	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0239	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0244	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0267	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p40-0270	NC	HOA Discrepancy	Non-HOA	27-Aug-19
p41-0030	SC	HOA Discrepancy	Non-HOA	27-Aug-19
p49-0021	MO	HOA Discrepancy	Non-HOA	27-Aug-19
p49-0022	MO	HOA Discrepancy	Non-HOA	27-Aug-19

8

p53-0881	PA	HOA Discrepancy	Non-HOA	27-Aug-19
p53-0888	PA	HOA Discrepancy	Non-HOA	27-Aug-19
p56-1506	TX	HOA Discrepancy	Non-HOA	27-Aug-19
p56-1900	TX	HOA Discrepancy	Non-HOA	27-Aug-19
p56-2103	TX	HOA Discrepancy	Non-HOA	27-Aug-19
p56-2168	TX	HOA Discrepancy	Non-HOA	27-Aug-19
p56-2206	TX	HOA Discrepancy	Non-HOA	27-Aug-19
p56-2384	TX	HOA Discrepancy	Non-HOA	27-Aug-19
v29-0190	CA	HOA Discrepancy	Non-HOA	27-Aug-19
v40-0175	NC	HOA Discrepancy	HOA	27-Aug-19
v49-0102	MO	HOA Discrepancy	HOA	27-Aug-19

9